Shareholders' Equity (Preferred Stock) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Liquidation Amount	$ 3,140
Carrying Amount	3,053	$ 2,603
Series D
Class of Stock [Line Items]
Liquidation Amount	575
Carrying Amount	$ 559
Dividend Rate	5.85%
Series E
Class of Stock [Line Items]
Liquidation Amount	$ 1,150
Carrying Amount	$ 1,120
Dividend Rate	5.625%
Series F
Class of Stock [Line Items]
Liquidation Amount	$ 450
Carrying Amount	$ 437
Dividend Rate	5.20%
Series G
Class of Stock [Line Items]
Liquidation Amount	$ 500
Carrying Amount	$ 487
Dividend Rate	5.20%
Series H
Class of Stock [Line Items]
Liquidation Amount	$ 465
Carrying Amount	$ 450
Dividend Rate	5.625%